Other (expense) income and finance costs - Finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	$ 0	$ 3,848,000
Other interest and financing costs	4,397,000	3,196,000
Senior secured notes redemption premium	6,275,000	0
Amortization of discount and transaction costs of senior secured notes due to early redemption	2,286,000	0
Interest expense on lease liabilities	1,934,000	1,828,000
Asset retirement obligation accretion	1,945,000	2,532,000
Total finance costs	50,943,000	49,114,000
Less: Capitalized interest	0	3,848,000
Finance costs	50,943,000	45,266,000
Senior Secured Notes due 2024
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	29,486,000	18,087,000
Term loan
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	6,380,000	6,611,000
Senior notes
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	0	17,525,000
Senior Notes 1 and Revolving Credit Facility 1
Disclosure of other income & finance costs [Line Items]
Write-off of unamortized transaction costs of 2012 notes and ARCA (note 16(b))	0	3,559,000
Redemption option derivative asset
Disclosure of other income & finance costs [Line Items]
Redemption option derivative gain (note 16(a))	$ (1,760,000)	$ (4,224,000)